Financial statements preparation - Voluntary presentation changes, net interest income (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Interest income
Cash and balances with central banks			$ 326	$ 242
Collateral paid			129	96
Net ineffectiveness on qualifying hedges			(18)	(22)
Trading securities and financial assets measured at FVIS			564	574
Available-for-sale securities			1,914	1,795
Loans			29,621	28,504
Other interest income			35	43
Total interest income	[1]	$ 33,222	32,571	31,232
Interest expense
Collateral received			(45)	(19)
Deposits and other borrowings			(9,021)	(8,868)
Trading liabilities			(959)	(2,065)
Debt issues			(4,480)	(3,585)
Loan capital			(774)	(693)
Bank levy			(378)	(95)
Other interest expense			(409)	(391)
Total interest expense	[1]	(16,315)	(16,066)	(15,716)
Net interest income	[1]	16,907	16,505	15,516
Reported
Interest income
Cash and balances with central banks			325	241
Receivables due from other financial institutions			108	110
Net ineffectiveness on qualifying hedges			(18)	(22)
Trading securities and financial assets measured at FVIS			542	558
Available-for-sale securities			1,914	1,795
Loans			29,621	28,504
Regulatory deposits with central banks overseas			23	17
Other interest income			56	29
Total interest income			32,571	31,232
Interest expense
Payables due to other financial institutions			(319)	(279)
Deposits and other borrowings			(9,021)	(8,868)
Trading liabilities			(959)	(2,065)
Debt issues			(4,480)	(3,585)
Loan capital			(774)	(693)
Bank levy			(378)	(95)
Other interest expense			(135)	(131)
Total interest expense			(16,066)	(15,716)
Net interest income			16,505	15,516
Presentation changes
Interest income
Cash and balances with central banks			1	1
Receivables due from other financial institutions			(108)	(110)
Collateral paid			129	96
Trading securities and financial assets measured at FVIS			22	16
Regulatory deposits with central banks overseas			(23)	(17)
Other interest income			(21)	14
Interest expense
Payables due to other financial institutions			319	279
Collateral received			(45)	(19)
Other interest expense			(274)	$ (260)
Parent Entity
Interest income
Cash and balances with central banks			301
Collateral paid			126
Net ineffectiveness on qualifying hedges			(22)
Trading securities and financial assets measured at FVIS			521
Available-for-sale securities			1,743
Loans			25,801
Due from subsidiaries			4,328
Other interest income			32
Total interest income	[1]	33,512	32,830
Interest expense
Collateral received			(41)
Deposits and other borrowings			(7,817)
Trading liabilities			(754)
Debt issues			(3,958)
Due to subsidiaries			(4,851)
Loan capital			(774)
Bank levy			(378)
Other interest expense			(404)
Total interest expense	[1]	(19,295)	(18,977)
Net interest income	[1]	$ 14,217	13,853
Parent Entity | Reported
Interest income
Cash and balances with central banks			300
Receivables due from other financial institutions			102
Net ineffectiveness on qualifying hedges			(22)
Trading securities and financial assets measured at FVIS			499
Available-for-sale securities			1,743
Loans			25,801
Regulatory deposits with central banks overseas			23
Due from subsidiaries			4,328
Other interest income			56
Total interest income			32,830
Interest expense
Payables due to other financial institutions			(314)
Deposits and other borrowings			(7,817)
Trading liabilities			(754)
Debt issues			(3,958)
Due to subsidiaries			(4,851)
Loan capital			(774)
Bank levy			(378)
Other interest expense			(131)
Total interest expense			(18,977)
Net interest income			13,853
Parent Entity | Presentation changes
Interest income
Cash and balances with central banks			1
Receivables due from other financial institutions			(102)
Collateral paid			126
Trading securities and financial assets measured at FVIS			22
Regulatory deposits with central banks overseas			(23)
Other interest income			(24)
Interest expense
Payables due to other financial institutions			314
Collateral received			(41)
Other interest expense			$ (273)

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.